Exhibit 99.1

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2015-A SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-17	15-Dec-17	16-Jan-18
To	31-Dec-17	16-Jan-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2015-A balances were:

Notes	$0.00
A1	—
A2	—
Principal Amount of Debt	—
Required Overcollateralization	$0.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	—

Required Participation Amount	$0.00
Excess Receivables	$0.00

Total Collateral	—
Collateral as Percent of Notes	0.00%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,166,893,353.62
Total Principal Collections	($2,020,038,680.80)
Investment in New Receivables	$2,086,452,028.84
Receivables Added for Additional Accounts	$0.00
Repurchases	($72,226,148.51)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($753,388,244.12)
Less Servicing Adjustment	($6,106,039.28)

Ending Balance	$5,401,586,269.75

SAP for Next Period	0.00%

Average Receivable Balance	$5,386,605,175.47
Monthly Payment Rate	37.50%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,376,850.94
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,376,850.94

Series Allocation Percentage at Month-End	0.00%
Floating Allocation Percentage at Month-End	94.73%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
1/16/2018	7/1/2017	No

Accumulation Account
Beginning	750,000,000.00
Payout	(900,000,000.00)
Additions	150,000,000.00

Ending Balance	—

Distributions to Investors
A1 Days	32
A1 LIBOR	1.477030%
A1 Applicable Margin	0.400000%

	1.877030%
		0.00%
A2 Days	30
A2 Fixed Rate	1.440000%

	Actual	Per $1000
Interest A1	917,659.11	$1.67
Principal A1	550,000,000.00	$0.00

		$1.67

	Actual	Per $1000
Interest A2	420,000.00	$1.20
Principal A2	350,000,000.00	$0.00

		$1.20

Total Due Investors	901,337,659.11	0.000000%
Servicing Fee	$69,695.16

Excess Cash Flow	(1,407,354.27)

Reserve Account
Required Balance	$—
Current Balance	$—

Deficit/(Excess)	$—